Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2018
Asset Retirement Obligation [Abstract]
Asset retirement obligations
The results of the reviews (identified as Revisions in estimated cash outflows) and other changes in asset retirement obligations during 2018 and 2017, were as follows:

	2018	2017
(Dollars in millions)
Balance at beginning of year	$283	$266
Additional liabilities accrued	2	1
Revisions in estimated cash outflows	6	(1)
Acquisition of assets	—	1
Disposition of assets	(1)	(1)
Accretion expense	18	17
Transferred to Liabilities held for sale	(1)	—
Balance at end of year	$307	$283